Note 8 - Interest Expense and Other - Schedule of Interest Expense and Other Nonoperating Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of premiums (accretion of discounts) on marketable securities, net	$ (170)	$ (41)	$ (441)	$ (229)	$ (474)	$ 778
Expected credit losses	20	0	34	0	35	0
Impairment of right-of-use assets	0	47	0	47	2,570	0
Other	94	5	34	17	34	21
Interest expense and other	$ (56)	$ 11	$ (373)	$ (165)	$ (248)	$ 1,379